UBS PRIVATE INVESTOR FUNDS, INC.
                        UBS BOND FUND
          SUPPLEMENT TO PROSPECTUS DATED MARCH 13, 1997
                   EFFECTIVE MARCH 13, 1997

      	The paragraph entitled "Administrators" on page sixteen of the Prospectus is deleted in its entirety and replaced with the following:

   ADMINISTRATORS. The Portfolio and the Fund employ Investors Fund Services (Ireland) Limited ("IBT Ireland"), a subsidiary of Investors Bank & Trust Company ("Investors Bank") and Investors Bank, respectively, as Administrators under Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission ("SEC"). Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, the Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, the Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

                              ***************

	  The paragraph entitled "Distributor" on page sixteen of the Prospectus is deleted in its entirety and replaced with the following:

   DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ("First Fund") serves as the distributor of Fund shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.

   Effective March 13, 1997, the office of the Fund has been changed to:
                        200 Clarendon Street
                    Boston, Massachusetts 02116

                   UBS PRIVATE INVESTOR FUNDS, INC.
                        UBS U.S. EQUITY FUND
              SUPPLEMENT TO PROSPECTUS DATED MARCH 13, 1997
                      EFFECTIVE MARCH 13, 1997

	   The paragraph entitled "Administrators" on page thirteen of the Prospectus is deleted in its entirety and replaced with the following:

    ADMINISTRATORS. The Portfolio and the Fund employ Investors Fund Services (Ireland) Limited ("IBT Ireland"), a subsidiary of Investors Bank & Trust Company ("Investors Bank") and Investors Bank, respectively, as Administrators under Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission ("SEC"). Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, the Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, the Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

                           ***************

	   The paragraph entitled "Distributor" on page fourteen of the Prospectus is deleted in its entirety and replaced with the following:

    DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ("First Fund") serves as the distributor of Fund shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.

 	  Effective March 13, 1997, the office of the Fund has been changed to:
                            200 Clarendon Street
                        Boston, Massachusetts 02116

                     UBS PRIVATE INVESTOR FUNDS, INC.
                       UBS INTERNATIONAL EQUITY FUND
                SUPPLEMENT TO PROSPECTUS DATED MARCH 13, 1997
                         EFFECTIVE MARCH 13, 1997

	    The paragraph entitled "Administrators" on page fifteen of the Prospectus is deleted in its entirety and replaced with the following:

     ADMINISTRATORS. The Portfolio and the Fund employ Investors Fund Services (Ireland) Limited ("IBT Ireland"), a subsidiary of Investors Bank & Trust Company ("Investors Bank") and Investors Bank, respectively, as Administrators under Administration Agreements (the "Administration Agreements") to provide certain administrative services. The services provided by IBT Ireland and Investors Bank under the Administration Agreements include certain accounting, clerical and bookkeeping services, Blue Sky (for the Fund only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission ("SEC"). Investors Bank is a wholly-owned subsidiary of Investors Financial Services Corp., a publicly-held corporation and holding company registered under the Bank Holding Company Act of 1956. For its services under the Administration Agreement, the Fund pays Investors Bank a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.065% of the Fund's first $100 million in average daily net assets and 0.025% of the next $100 million in average daily net assets. Investors Bank does not receive a fee from the Fund on average daily net assets in excess of $200 million. For its services under the Administration Agreement, the Portfolio pays IBT Ireland a fee which is calculated daily and paid monthly, equal, on an annual basis, to 0.07% of the Portfolio's first $100 million in average daily net assets and 0.05% of the assets in excess of $100 million. IBT Ireland's principal offices are located at Deloitte & Touche House, 29 Earlsfort Terrace, Dublin 2, Ireland. Investors Bank's principal offices are located at 200 Clarendon Street, Boston, Massachusetts 02116.

                             ***************

	    The paragraph entitled "Distributor" on page sixteen of the Prospectus is deleted in its entirety and replaced with the following:

     DISTRIBUTOR. Pursuant to a Distribution Agreement, First Fund Distributors, Inc. ("First Fund") serves as the distributor of Fund shares. First Fund is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. ("NASD"). First Fund is authorized by the NASD to act as a mutual fund underwriter and distributor. The principal offices of First Fund are located at 4455 E. Camelback Road, Phoenix, Arizona 85018. The Distributor does not receive a fee pursuant to the terms of the Distribution Agreement, but receives compensation from the Administrator.

 	   Effective March 13, 1997, the office of the Fund has been changed to:
                           200 Clarendon Street
                   					Boston, Massachusetts 02116